Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2021			$ 227,674		$ 145	$ 90,644	$ (4)
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Stock-based compensation (note 9)					196
Adjustment for purchased and cancelled common shares						0
Net income (loss)	$ 5,566					5,566
Dividends paid on common and preferred shares						(934)
Other comprehensive income (loss)							17
Balance at Jan. 31, 2022	336,951	$ 241,321	227,674	$ 13,647	341	95,276	13
Balance at Oct. 31, 2022	350,675		225,982		1,612	109,335	99
Statement Line Items [Line Items]
Purchased and cancelled during the period			(7,117)			(1,200)
Stock-based compensation (note 9)					343
Adjustment for purchased and cancelled common shares						(1,204)
Net income (loss)	9,417					9,417
Dividends paid on common and preferred shares						(910)
Other comprehensive income (loss)							(27)
Balance at Jan. 31, 2023	$ 351,177	$ 232,512	$ 218,865	$ 13,647	$ 1,955	$ 116,638	$ 72